Condensed Statements of Financial Position (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 48,173,742	$ 1,121,150	$ 35,242,363	$ 14,884,417	$ 14,988,112
Due from subsidiaries and affiliated companies			9,463,164
Other current assets	3,276,935		2,791,593
Total current assets	63,895,466		58,903,014
NON-CURRENT ASSETS:
Restricted cash equivalent	2,739,916		681,110
Property and equipment, net	329,868		354,437
Total non-current assets	540,294,298		531,922,296
TOTAL ASSETS	604,189,764		590,825,310
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,544,627		13,127,502
Long term debt - current portion	12,287,698		16,703,098
Total current liabilities	26,942,041		34,552,809
TOTAL LIABILITIES	334,976,588		329,882,393
EQUITY:
Total equity	269,213,176		260,942,917	$ 246,081,782	234,066,470
TOTAL LIABILITIES AND EQUITY	$ 604,189,764		590,825,310
Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents			35,242,363		14,988,112	$ 17,360,353	$ 15,458,803
Due from subsidiaries and affiliated companies			9,463,164		8,798,945
Other current assets			3,443,518		1,708,313
Total current assets			58,903,014		33,306,425
NON-CURRENT ASSETS:
Restricted cash equivalent			681,110		3,252,897
Property and equipment, net			354,437		427,719
Total non-current assets			531,922,296		464,312,444
TOTAL ASSETS			590,825,310		497,618,869
CURRENT LIABILITIES:
Accounts payable and accrued expenses			13,127,502		8,591,922
Long term debt - current portion			16,703,098		110,943,460
Total current liabilities			34,552,809		125,655,501
TOTAL LIABILITIES			329,882,393		263,552,399
EQUITY:
Total equity			260,942,917		234,066,470	237,526,772	238,320,832
TOTAL LIABILITIES AND EQUITY			590,825,310		497,618,869
Parent [member] | Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents			788,008		2,823,003	$ 6,307,144	$ 3,571,961
Due from subsidiaries and affiliated companies			9,463,164		9,055,658
Other current assets			11,454		23,315
Total current assets			10,262,626		11,901,976
NON-CURRENT ASSETS:
Investments in subsidiaries			168,496,857		166,927,780
Restricted cash equivalent					1,205,162
Property and equipment, net			46,767		64,394
Total non-current assets			168,543,624		168,197,336
TOTAL ASSETS			178,806,250		180,099,312
CURRENT LIABILITIES:
Accounts payable and accrued expenses			5,086,924		336,055
Due to subsidiaries and affiliated companies			2,459,935
Long term debt - current portion					14,998,275
Total current liabilities			7,546,859		15,334,330
TOTAL LIABILITIES			7,546,859		15,334,330
EQUITY:
Total equity			171,259,391		164,764,982
TOTAL LIABILITIES AND EQUITY			$ 178,806,250		$ 180,099,312